Financial Instruments And Risk Analysis - Schedule of Interest Rates Used for Interest Rate Contracts (Detail)	Dec. 31, 2019
CDI [Member] | Probable Scenario
Disclosure of detailed information about financial instruments [line items]
Interest rate	4.59%
CDI [Member] | Possible Scenario
Disclosure of detailed information about financial instruments [line items]
Interest rate	5.74%
CDI [Member] | Remote Scenario
Disclosure of detailed information about financial instruments [line items]
Interest rate	6.89%
TJLP [Member] | Probable Scenario
Disclosure of detailed information about financial instruments [line items]
Interest rate	5.57%
TJLP [Member] | Possible Scenario
Disclosure of detailed information about financial instruments [line items]
Interest rate	6.96%
TJLP [Member] | Remote Scenario
Disclosure of detailed information about financial instruments [line items]
Interest rate	8.36%